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                                                                   [LOGO]
                                                                   THE HARTFORD







June 14, 2002



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life Insurance Company
         Separate Account Two (Registrant)
         The Director SELECT (Series I)
         File No. 33-73570

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement and Statement of Additional Information contained in Post-Effective Amendment No. 38 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on May 31, 2002.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins
Legal Assistant